Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Federal
Current	$391,198	$—
Deferred	(265,998)	(96,461)
Change in valuation allowance	265,998	96,461

Income tax provision	$391,198	$—

Schedule of Net Deferred Tax Assets
The Company’s net deferred tax assets consisted of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Deferred tax asset
Net operating loss carryforward	$—	$33,531
Startup/Organization expenses	362,459	62,930

Total deferred tax assets	362,459	96,461
Valuation allowance	(362,459)	(96,461)

Deferred tax asset, net of allowance	$—	$—

Schedule of Reconciliation of the Federal Income Tax Rate To The Company's Effective Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of overallotment liability	—	8.3
Valuation allowance	44.0	(29.3)

Effective tax rate	65.0%	0.0%